Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
24
. Subsequent Events
Events Related to the Amended Underwriting Agreement
On January 19
, 2024
, the Company filed a Form
S-1
for the issuance of a) up to an aggregate of
5,805,544
shares of Class A Common Stock issuable upon the exercise of our publicly traded warrants with an exercise price of $
11.50
per share and the b) resale from time to time of i) up to an aggregate of
15,545,274
outstanding shares of Class A Common Stock, ii)
4,333,333
private placement warrants with an exercise price of $
11.50
per share, iii) up to an aggregate of
4,333,333
Class A Common Stock issuable upon the exercise of the private placement warrants, and iv) up to an aggregate of
59,930,000
shares of Class A Common Stock issuable upon the redemption of LGM Common Units. Subsequent to the initial filing of the Form
S-1,
the underwriter was issued
300,000
shares of Class A Common Stock in accordance with the Amended Underwriting Agreement. Additionally, subsequent to December 31
, 2023
, the Company entered into a waiver agreement with the underwriter to waive the Additional Stock penalty if the Form
S-1
is not declared effective within sixty (
60
) business days after the consummation of the Merger.

Activity Related to Reversal of Redemption of 75,000 Shares of EGA Class A Common Stock
On December 26
, 2023
, the underwriter purchased
75,000
shares of EGA Class A common stock on behalf of the Company. The shares were purchased by the underwriter from a public stockholder that elected to reverse its redemption of
75,000
shares of EGA Class A common stock. The shares were purchased for a total purchase price of $
818
($
10.90
per share) and the underwriter received reimbursement of $
800
from EGA’s Trust Account on December 27
, 2023
, as well as reimbursement for the remaining $
18
from the Company on January 2
, 2024
. Simultaneously with the closing of the Merger, the
75,000
shares of EGA Class A common stock were automatically exchanged for shares of non-redeemable
flyExclusive, Inc. Class A Common Stock and
73,600
shares (out of the above-mentioned
75,000
shares) were granted to employees of the Company as compensation for services provided (the grant date for the
73,600
shares was determined to be December 27
, 2023)
. The shares of flyExclusive Class A Common Stock were fully vested upon grant. As of December 31
, 2023
, all
75,000

shares were still legally considered to be owned by the underwriter. On January 2
, 2024
, the
75,000
shares were transferred from the underwriter to the Company, at which time the Company became the owner of record. On January 9
, 2024
,
73,600
shares were transferred from flyExclusive, Inc.’s ownership to the employee grantees and these
73,600
shares all had flyExclusive employees listed as the owners of record. The
1,400
shares of Class A Common Stock not issued to employees were still held by the Company and classified as treasury stock as of April 30
, 2024
.
Activity Related to Warrant Exchange Agreements
On January 3
, 2024
,
925,000
Public Warrants were exchanged, pursuant to the Warrant Exchange Agreements, for
203,500
 shares of flyExclusive Class A Common Stock. On February 27
, 2024
, the remaining
336,124
Public Warrants subject to the Warrant Exchange Agreements were exchanged for
73,947
shares of flyExclusive Class A Common Stock.
Issuance of Preferred Stock and Warrants
On March 4
, 2024
, the Company entered into a securities purchase agreement with EnTrust Emerald (Cayman) LP (a related party of the Company through its affiliation with the EGA Sponsor) pursuant to which the Company agreed to issue and sell to EnTrust Emerald (Cayman) LP
25
,000 shares of Series A
non-convertible
redeemable preferred stock (“Series A Preferred Stock”), par value $
0.0001
per share, with an initial stated value of $
1
(one-thousand
dollars) per share.
The Series A Preferred Stock does not entitle the holder to vote on any matters submitted to the Company’s stockholders for approval except as otherwise required by the General Corporation Law of the State of Delaware (the “DGCL”), other applicable law, the Company’s Certificate of Incorporation, or the Series A Certificate of Designation. In any case in which the holders shall be entitled to vote pursuant to the DGCL, other applicable law, the Company’s Certificate of Incorporation, or the Series A Certificate of Designation, each holder will be entitled to one
vote with respect to such matter per share of Series A Preferred Stock.
Each share of Series A Preferred Stock shall accrue dividends on a daily basis in arrears beginning on the date of issuance of the Series A Preferred Stock at the applicable dividend rate then in effect (the “Dividend Rate”). From and after the issuance date until the first-year anniversary of the issuance date, the Dividend Rate for the Series A Preferred Stock is
10.00
% per annum. From and after the first-year anniversary of the issuance date until the second-year anniversary of the issuance date, the Dividend Rate for the Series A Preferred Stock is
12.00
% per annum. From and after the second-year anniversary of the issuance date until the third-year anniversary of the issuance date, the Dividend Rate is
14.00
% per annum. From and after the third-year anniversary of the issuance date, the Dividend Rate is
16.00
% per annum.

Dividends are

due and payable annually in arrears on March 4
(the “Dividend Payment Date”) by either (A) cash payment or (B) to the extent not declared and paid in cash on the Dividend Payment Date, automatically compounded; provided that, the Company may not declare and pay in cash any dividends prior to the third Dividend Payment Date. On the third Dividend Payment Date, the Company must declare and pay at least
43
% of the dividends in cash, and with respect to each subsequent Dividend Payment Date, the Company must pay
100
% of the dividends in cash.
With respect to (a) payment of dividends, (b) distribution of assets and (c) all other liquidation, winding up, dissolution, dividend and redemption rights, the Series A Preferred Stock shall rank senior in priority of payment to all Junior Stock (as defined in the Series A Certificate of Designation) in any liquidation, dissolution, winding up or distribution of the Company, and junior to any existing or future secured or unsecured debt and other liabilities (including trade payables) of the Company and any Senior Stock (as defined in the Series A Certificate of Designation).
After the first-year anniversary of the issuance of the Series A Preferred Stock, to the extent not prohibited by law, the Company may elect to redeem all outstanding shares of Series A Preferred Stock, or any portion thereof, for cash at a redemption price per share as detailed in the Series A Certificate of Designation. After the fifth-year anniversary of the issuance of the Series A Preferred Stock, each holder of the Series A Preferred Stock may elect to require the Company to redeem all of its outstanding shares of Series A Preferred Stock, or any portion thereof, for cash at a redemption price per share as detailed in the Series A Certificate of Designation. The Series A Certificate of Designation also describes events triggering mandatory redemption of the Series A Preferred Stock, including a Bankruptcy Event or a Change of Control Event, each as defined in the Series A Certificate of Designation.
The prior written consent of the holders of a majority of the then outstanding shares of Series A Preferred Stock is required for the Company to effect certain enumerated actions in the Series A Certificate of Designation for so long as any shares of Series A Preferred Stock are outstanding.
In connection with the securities purchase agreement, on March 4
, 2024
, EnTrust Emerald (Cayman) LP was issued a warrant to purchase shares of the Company’s Class A common stock, par value $
0.0001
. The warrant granted the holder the right to purchase shares of Common Stock in an aggregate amount equal to one and
one-half
(1
1
⁄
2
) percent
of the outstanding Common Stock on a fully diluted basis (the “Share Count Cap”), calculated in accordance with the terms of the warrant agreement, at an exercise price of $
0.01
per share. The Warrant is exercisable beginning on the second anniversary of the Effective Date (as defined in the warrant agreement) as to
50
% of the Share Count Cap and, beginning on the third anniversary, as to
100
% of the Share Count Cap, in each case, in accordance with the terms of the warrant agreement. The warrant agreement expires on the fifth
anniversary of the Effective Date and may not be exercised for a number of shares of Common Stock having an aggregate value in excess of $
11,250
, calculated in accordance with the terms of the warrant agreement.
Issuance of Senior Secured Note
On January 26
, 2024
(the “Effective Date”), FlyExclusive Jet Share, LLC (the “Borrower”), a wholly-owned subsidiary of LGM, which is the operating company of flyExclusive, Inc. (the “Company,” and together with LGM as guarantors; in such capacity, the “Parent Guarantors”) entered into a Senior Secured Note (the “Note”) with ETG FE LLC (a related party of the Company through its affiliation with the EGA Sponsor), as the initial holder of the Note (the “Noteholder”), Kroll Agency Services, Limited, as administrative agent (the “Administrative Agent”) and Kroll Trustee Services, Limited, (the “Collateral Agent”).

The Note covers borrowings of an aggregate principal amount of up to approximately $
25,773
, up to $
25,000
of which is to finance the purchase or refinancing of aircraft relating to the Company’s fractional ownership program (the “Revolving Loan”). The Note matures on January 26, 2026 (the “Maturity Date”), at which time the aggregate outstanding principal amount and all accrued and unpaid interest (including accrued and unpaid fees and expenses) payable under the Note shall be due and payable. The full amount available for borrowings under the Note has been funded by the placement thereof into a cash escrow account, which will be released to the Borrower upon the satisfaction of certain conditions precedent contained in the Note. The

Borrower may
re-borrow
repaid funds up until the Maturity Date unless it chooses to permanently reduce the borrowing availability under the Note and pays a prepayment premium equal to (i) if prior to January 26, 2025, the make-whole fee as detailed in the Note, or (ii) thereafter, the outstanding principal amount being prepaid multiplied by

3.00
%.
Following the occurrence of any Prepayment Event (as defined in the Note
), at the option of the then majority Noteholders, the Borrower shall prepay the outstanding principal amount, all accrued and unpaid interest, and all other amounts in cash necessary to pay the Note in full. A Prepayment Event is the occurrence of any of the following: (i) a Change in Control (as defined in the Note); (ii) the Borrower or any of its subsidiaries incurring debt to refinance the Note; or (iii) the Borrower or any of its subsidiaries incurring debt in violation of the Note. A Change in Control is the occurrence of any of the following: (i) Thomas James Segrave, Jr. (the “Personal Guarantor”) ceasing to directly or indirectly own, free and clear of all liens or other encumbrances, at least
51
% of the outstanding voting equity interests of the Company on a fully diluted basis; (ii) the Company ceasing to own, directly or indirectly, less than
100
% of the outstanding equity interests of LGM; (iii) LGM ceasing to own, directly or indirectly, less than
100
% of the outstanding equity interests of the Borrower; (iv) the occurrence of any “change of control” or similar provision under any agreement governing debt of the Parent Guarantors, the Borrower, or any of their respective subsidiaries; or (v) a sale, lease or other disposition (including by casualty or condemnation) of all, substantially all, or more than
50
% of the consolidated assets of the Parent Guarantors, the Borrower, and their respective subsidiaries.
The Note carries an interest rate of
3.00
% per annum for the outstanding principal amount on deposit in the cash escrow account and
13.00
% per annum for the outstanding principal amount that is withdrawn and released to the Borrower. All accrued and unpaid interest is due and payable in arrears on the last day of each calendar month (a “Payment Date”), commencing with the last day of the first calendar month following the first borrowing date and continuing until payment in full. On each Payment Date, the Borrower shall make a payment of the outstanding principal amount equal to
1.00
% of each advance amount withdrawn from the cash escrow account and released to the Borrower and that has been outstanding for more than thirty (
30
) days.
The obligations of the Borrower under the Note are secured on a first lien basis by the Collateral (as defined in the Security Agreement (as defined in the Note), and consisting generally of all sale proceeds from the disposition of fractional interests in aircraft or whole aircraft, certain rights in aircraft and all deposit accounts of the Borrower), and on a second lien basis by the pledged membership interests of the Borrower held by LGM. The Note includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for notes of this nature.
The obligations of the Borrower under the Note are guaranteed by the Parent Guarantors and by the Personal Guarantor. As of April 30
, 2024
, the Company has drawn $
25,000
under the Note.
Issuance of Promissory Notes
In February 2024
, the Company entered into a long-term promissory note in the amount of $
4,200
. The note bears a fixed interest rate of
7.25
%, with a maturity date of
five years
from the note date. In March 2024, the Company entered into two additional long-term promissory notes in the principal amount of $6,964 each. The notes each bear a fixed interest rate of 9.45%, with a maturity date of ten years from the note date.

LOC Master Note Amendment
On March 9
, 2024
, the Company entered into an amendment to the LOC Master Note to extend the maturity date to September 9
, 2025
. The Master Note continues to provide a line of credit up to $
60,000
.
Pursuant to the

amendment,

the Company elected the updated interest rate option of SOFR plus
1.50
%. As of April 30
, 2024
, the Company has an outstanding balance of $
59,540
.
Refinancing of Long-Term Debt
In January 2024
, the Company entered into an amendment of a long-term promissory note, which as of December 31
, 2023
had a maturity date of January 2024
, to extend the maturity date to January 2030
. The note bears a principal amount of $
1,843
and a fixed interest rate of
7.65
%.
In January 2024
, the Company entered into an amendment of a long-term promissory note, which as of December 31
, 2023
had a maturity date of January 2024
, to extend the maturity date to February 2027
. The note bears a principal amount of $
1,153
and a fixed interest rate of
7.25
%.